Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Changes In Marketable Securities Abstract
Balance of beginning	$ 1,383,785	$ 1,374,835
Goodwill acquired in a business combination	6,682	15,632
Impairment of goodwill	(25,139)	(25,139)	$ (1,035,795)
Balance of ending	$ 1,365,328	$ 1,365,328	$ 1,374,835